Related Party Transactions - Interest Rate Swap Agreements - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($) agreement	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Novation of derivative liabilities		$ 0	$ 0	$ 2,985
Teekay Corporation | Affiliated Entity
Related Party Transaction [Line Items]
Number of interest rate swap agreements | agreement	2
Novation of derivative liabilities	$ 3,000